UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:		811-07548

Morgan Stanley Global Dividend Growth Securities
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

Randy Takian
522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-6963

Date of fiscal year end:	March 31, 2010

Date of reporting period:	December 31, 2009

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Global Dividend Growth Securities*

Portfolio of Investments • December 31, 2009 (unaudited)

NUMBER OF SHARES		VALUE
	Common Stocks (97.5%)
	Austria (a)(1.0%)
	Diversified Telecommunication Services
291,951	Telekom Austria AG	$4,168,345
	Bermuda (1.5%)
	Insurance
249,405	Willis Group Holdings Ltd. (b)	6,579,304
	Finland (a)(1.6%)
	Machinery
82,004	Konecranes Oyj	2,230,344
	Metals & Mining
199,980	Rautaruukki Oyj (b)	4,591,638
	Total Finland	6,821,982
	France (a)(9.0%)
	Commercial Banks
51,597	BNP Paribas	4,071,700
	Diversified Telecommunication Services
244,970	France Telecom SA	6,116,258
	Information Technology Services
94,481	Cap Gemini SA	4,279,556
	Insurance
27,642	Euler Hermes SA	2,053,611
	Machinery
39,798	Vallourec SA (b)	7,238,678
	Multi-Utilities
130,871	GDF Suez (b)	5,677,668
	Oil, Gas & Consumable Fuels
96,332	Total SA (b)	6,173,095
	Real Estate Investment Trusts (REITs)
38,856	ICADE	3,695,323
	Total France	39,305,889
	Germany (a)(3.2%)
	Air Freight & Logistics
244,372	Deutsche Post AG (Registered Shares)	4,702,009
	Electric Utilities
153,176	E.ON AG	6,394,731
	Industrial Conglomerates
32,519	Siemens AG (Registered Shares) (c)	2,982,734
	Total Germany	14,079,474
	Greece (a)(1.0%)
	Commercial Banks
164,510	National Bank of Greece SA	4,194,845
	Ireland (a)(2.8%)
	Construction Materials
448,727	CRH PLC	12,154,953
	Italy (a)(2.5%)
	Oil, Gas & Consumable Fuels
430,391	Eni SpA	10,957,346
	Japan (a)(10.7%)
	Commercial Banks
257,000	Sumitomo Mitsui Financial Group, Inc. (b)	7,326,967
268,000	Tokyo Tomin Bank, Ltd. (The)	3,638,803
		10,965,770
	Electronic Equipment, Instruments & Components
90,870	Hoya Corp. (b)	2,409,033
101,654	TDK Corp.	6,198,499
		8,607,532
	Machinery
766,274	Amada Co., Ltd. (b)	4,755,581

1,135,980	Daifuku Co., Ltd. (b)	$7,182,051
562,900	Mori Seiki Co., Ltd. (b)	5,027,057
		16,964,689
	Office Electronics
130,900	Canon, Inc.	5,533,806
	Software
20,055	Nintendo Co., Ltd.	4,754,364
	Total Japan	46,826,161
	Netherlands (a)(6.0%)
	Chemicals
45,852	Akzo Nobel N.V. (b)	3,022,224
	Food Products
165,682	Unilever N.V. (Share Certificates)	5,398,781
	Media
736,143	Reed Elsevier N.V.	9,032,491
407,359	Wolters Kluwer N.V.	8,928,555
		17,961,046
	Total Netherlands	26,382,051
	Singapore (a)(2.0%)
	Air Freight & Logistics
6,129,212	Singapore Post Ltd. (b)	4,396,296
	Road & Rail
3,596,522	ComfortDelgro Corp., Ltd.	4,182,103
	Total Singapore	8,578,399
	Spain (a)(1.1%)
	Diversified Telecommunication Services
175,462	Telefonica SA	4,890,391
	Switzerland (a)(4.1%)
	Food Products
111,837	Nestle SA (Registered Shares)	5,433,354
	Hotels, Restaurants & Leisure
8,377	Kuoni Reisen Holding AG (Registered Shares)	2,828,420
	Pharmaceuticals
179,332	Novartis AG (Registered Shares)	9,770,408
	Total Switzerland	18,032,182
	Taiwan (a)(1.7%)
	Computers & Peripherals
2,476,000	Acer, Inc.	7,396,930
	United Kingdom (a)(16.0%)
	Beverages
251,529	Diageo PLC	4,386,494
	Commercial Banks
282,232	HSBC Holdings PLC	3,220,915
	Electric Utilities
238,607	Scottish & Southern Energy PLC	4,458,902
	Insurance
1,031,141	Prudential PLC	10,504,266
	Machinery
254,515	IMI PLC	2,129,839
	Metals & Mining
77,607	BHP Billiton PLC	2,478,971
	Oil, Gas & Consumable Fuels
781,470	BP PLC	7,557,716
270,891	Royal Dutch Shell PLC (A Shares)	8,178,899
		15,736,615
	Pharmaceuticals
256,230	GlaxoSmithKline PLC	5,427,745

	Tobacco
402,448	British American Tobacco PLC		$13,055,614
	Wireless Telecommunication Services
3,757,792	Vodafone Group PLC		8,701,894
	Total United Kingdom		70,101,255
	United States (33.3%)
	Capital Markets
312,002	Bank of New York Mellon Corp. (The)		8,726,696
23,142	Goldman Sachs Group, Inc. (The)		3,907,295
			12,633,991
	Chemicals
213,742	EI Du Pont de Nemours & Co	.	7,196,693
	Commercial Services & Supplies
117,415	Avery Dennison Corp.		4,284,473
	Computers & Peripherals
167,728	Diebold, Inc. (b)		4,771,862
	Containers & Packaging
143,628	Bemis Co., Inc.		4,258,570
152,796	Sonoco Products Co.		4,469,283
			8,727,853
	Diversified Financial Services
195,801	JPMorgan Chase & Co	.	8,159,028
251,681	Moody’s Corp. (b)		6,745,051
			14,904,079
	Diversified Telecommunication Services
164,078	AT&T, Inc	.	4,599,106
283,298	Verizon Communications, Inc.		9,385,663
			13,984,769
	Electric Utilities
105,664	Allete, Inc. (b)		3,453,100
	Household Products
51,003	Procter & Gamble Co.(The)		3,092,312
	Media
132,582	McGraw-Hill Cos., Inc. (The)		4,442,823
	Multiline Retail
216,354	JC Penney Co., Inc.		5,757,180
	Personal Products
67,665	Mead Johnson Nutrition Co.		2,956,961
	Pharmaceuticals
485,464	Bristol-Myers Squibb Co.		12,257,966
146,262	Eli Lilly & Co	.	5,223,016
			17,480,982
	Real Estate Investment Trusts (REITs)
213,017	Potlatch Corp. (b)		6,790,982
	Semiconductors & Semiconductor Equipment
203,462	Intel Corp.		4,150,625
207,511	Texas Instruments, Inc.		5,407,736
			9,558,361
	Tobacco
343,979	Philip Morris International, Inc.		16,576,348
174,492	Reynolds American, Inc. (b)		9,242,841
			25,819,189
	Total United States		145,855,610
	Total Common Stocks (Cost $356,795,967)		426,325,117

PRINCIPAL AMOUNT IN THOUSANDS
	Short-Term Investments (13.0%)
	Securities Held as Collateral on Loaned Securities (b)(11.1%)
	Repurchase Agreements (2.3%)
857	Bank of America Securities LLC (0.01% dated 12/31/09, due 01/04/10; proceeds $857,141) fully collateralized by U.S. Government Agency securities at the date of this Portfolio of Investments as follows: Government National Mortgage Association 5.00% due 11/20/39; valued at $874,283	$857,139
6,525	Deutsche Bank (0.01% dated 12/31/09, due 01/04/10; proceeds $6,525,477) fully collateralized by U.S. Government Agency securities at the date of this Portfolio of Investments as follows: Federal National Mortgage Association 5.50% - 7.00% due 11/01/30 - 05/01/39; valued at $6,655,979	6,525,470
2,879	ING (0.01% dated 12/31/09, due 01/04/10; proceeds $2,878,887) fully collateralized by U.S. Government Agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Association 0.60% - 2.23% due 09/15/14 - 08/15/30; valued at $2,936,474	2,878,884
	Total Repurchase Agreements (Cost $10,261,493)	10,261,493

NUMBER OF SHARES (000)
	Investment Company (d) (8.8)%
38,388	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (Cost $38,388,187)		38,388,187
	Total Securities Held as Collateral on Loaned Securities (Cost $48,649,680)		48,649,680
	Investment Company (d) (1.9)%
8,440	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (Cost $8,439,574)		8,439,574
	Total Short-Term Investments (Cost $57,089,254)		57,089,254

	Total Investments (Cost $413,885,221) (e)(f)	110.5%	483,414,371
	Liabilities in Excess of Other Assets	(10.5)	(45,908,104)
	Net Assets	100.0%	$437,506,267

(a)

Securities with a total market value equal to $273,890,203 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. Such fair value measurements may be Level 2 measurements if observable inputs are available.

(b)

The value of loaned securities and related collateral outstanding at December 31, 2009 were $46,468,824 and $48,649,680, respectively. The Fund received cash collateral of $48,649,680 which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class as reported in the Portfolio of Investments. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

(c)	Non-income producing security.
(d)

The Fund invests in Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class.

(e)	Securities have been designated as collateral in connection with open forward foreign currency contracts.
(f)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Forward Foreign Currency Contracts Open at December 31, 2009:

CONTRACTS TO DELIVER		IN EXCHANGE FOR		DELIVERY DATE	UNREALIZED APPRECIATION (DEPRECIATION)
	$38,019,536	EUR	26,476,000	01/06/2010	$(64,922)
	$12,598,320	GBP	7,935,000	01/06/2010	217,903
GBP	7,935,000		$13,187,653	01/06/2010	371,429
EUR	26,476,000		$39,649,928	01/06/2010	1,695,315
GBP	8,297,000		$13,170,409	02/08/2010	(227,776)
EUR	24,518,000		$35,205,887	02/08/2010	59,772
		Net Unrealized Appreciation			$2,051,721

 Currency Abbreviations:

EUR	Euro
GBP	British Pound

Morgan Stanley Global Dividend Growth Securities*

Summary of Investments • December 31, 2009 (unaudited)

INDUSTRY	VALUE		PERCENT OF TOTAL INVESTMENTS
Tobacco	$38,874,803		8.9%
Oil, Gas & Consumable Fuels	32,867,056		7.6
Pharmaceuticals	32,679,135		7.5
Diversified Telecommunication Services	29,159,763		6.7
Machinery	28,563,550		6.6
Commercial Banks	22,453,230		5.2
Media	22,403,869		5.2
Insurance	19,137,181		4.4
Diversified Financial Services	14,904,079		3.4
Electric Utilities	14,306,733		3.3
Capital Markets	12,633,991		2.9
Computers & Peripherals	12,168,792		2.8
Construction Materials	12,154,953		2.8
Food Products	10,832,135		2.5
Real Estate Investment Trusts (REITs)	10,486,305		2.4
Chemicals	10,218,917		2.3
Semiconductors & Semiconductor Equipment	9,558,361		2.2
Air Freight & Logistics	9,098,305		2.1
Containers & Packaging	8,727,853		2.0
Wireless Telecommunication Services	8,701,894		2.0
Electronic Equipment, Instruments & Components	8,607,532		2.0
Investment Company	8,439,574		1.9
Metals & Mining	7,070,609		1.6
Multiline Retail	5,757,180		1.3
Multi-Utilities	5,677,668		1.3
Office Electronics	5,533,806		1.3
Software	4,754,364		1.1
Beverages	4,386,494		1.0
Commercial Services & Supplies	4,284,473		1.0
Information Technology Services	4,279,556		1.0
Road & Rail	4,182,103		1.0
Household Products	3,092,312		0.7
Industrial Conglomerates	2,982,734		0.7
Personal Products	2,956,961		0.7
Hotels, Restaurants & Leisure	2,828,420		0.6
	$434,764,691	^	100.0%

^	Does not reflect value of securities held as collateral on loaned securities and does not include open forward foreign currency contracts with net unrealized appreciation of $2,051,721.

Morgan Stanley Global Dividend Growth Securities*

Notes to the Portfolio of Investments (unaudited)

12/31/09

Fair Valuation Measurements

Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. GAAP utilizes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 — unadjusted quoted prices in active markets for identical investments

• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs (including the Fund’s own assumptions in      determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is the summary of the inputs used as of December 31, 2009 in valuing the Fund’s investments carried at fair value:

	Fair Value Measurements at December 31, 2009 Using
		Unadjusted
		Quoted Prices In	Significant	Significant
		Active Market for	Other Observable	Unobservable
		Identical Investments	Inputs	Inputs
Investment Type	Total	(Level 1)	(Level 2)	(Level 3)
Assets:
Common Stocks
Air Freight & Logistics	$9,098,305	—	$9,098,305	—
Beverages	4,386,494	—	4,386,494	—
Capital Markets	12,633,991	$12,633,991	—	—
Chemicals	10,218,917	7,196,693	3,022,224	—
Commercial Banks	22,453,230	—	22,453,230	—
Commercial Services & Supplies	4,284,473	4,284,473	—	—
Computers & Peripherals	12,168,792	4,771,862	7,396,930	—
Construction Materials	12,154,953	—	12,154,953	—
Containers & Packaging	8,727,853	8,727,853	—	—
Diversified Financial Services	14,904,079	14,904,079	—	—
Diversified Telecommunication Services	29,159,763	13,984,769	15,174,994	—
Electric Utilities	14,306,733	3,453,100	10,853,633	—
Electronic Equipment, Instruments & Components	8,607,532	—	8,607,532	—
Food Products	10,832,135	—	10,832,135	—
Hotels, Restaurants & Leisure	2,828,420	—	2,828,420	—
Household Products	3,092,312	3,092,312	—	—
Industrial Conglomerates	2,982,734	—	2,982,734	—
Information Technology Services	4,279,556	—	4,279,556	—
Insurance	19,137,181	6,579,304	12,557,877	—
Machinery	28,563,550	—	28,563,550	—
Media	22,403,869	4,442,823	17,961,046	—
Metals & Mining	7,070,609	—	7,070,609	—
Multi-Utilities	5,677,668	—	5,677,668	—
Multiline Retail	5,757,180	5,757,180	—	—
Office Electronics	5,533,806	—	5,533,806	—
Oil, Gas & Consumable Fuels	32,867,056	—	32,867,056	—
Personal Products	2,956,961	2,956,961	—	—
Pharmaceuticals	32,679,135	17,480,982	15,198,153	—
Real Estate Investment Trusts	10,486,305	6,790,982	3,695,323	—
Road & Rail	4,182,103	—	4,182,103	—
Semiconductors & Semiconductor Equipment	9,558,361	9,558,361	—	—
Software	4,754,364	—	4,754,364	—
Tobacco	38,874,803	25,819,189	13,055,614	—
Wireless Telecommunication Services	8,701,894	—	8,701,894	—
Total Common Stocks	426,325,117	152,434,914	273,890,203	—
Short-Term Investments
Investment Company	46,827,761	46,827,761	—	—
Repurchase Agreements	10,261,493	—	10,261,493	—
Total Short-Term Investments	57,089,254	46,827,761	10,261,493	—
Forward Foreign Currency Contracts	2,344,419	—	2,344,419	—
Total	$485,758,790	$199,262,675	$286,496,115	—
Liabilities:
Forward Foreign Currency Contracts	$(292,698)	—	$(292,698)	—

Valuation of Investments - (1) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (2) an equity portfolio security listed or traded on the New York Stock Exchange (“NYSE”) or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and ask price; (3) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and ask price; (4) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and ask price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (5) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) or Morgan Stanley Investment Management Limited (the “Sub-Adviser”), a wholly owned subsidiary of Morgan Stanley, determines that the latest sale price, the bid price or the mean between the last reported bid and ask price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees; (7) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates market value.

* Morgan Stanley announced on October 19, 2009 that it has entered into a definitive agreement to sell substantially all of its retail asset management business to Invesco Ltd. (“Invesco”), a leading global investment management company. The Trustees of the Fund approved an Agreement and Plan of Reorganization (the “Plan”). Pursuant to the Plan, substantially all of the assets of the Fund would be combined with those of a newly organized mutual fund advised by an affiliate of Invesco Ltd. (the “New Fund”). Pursuant to the Plan, shareholders of the Fund would become shareholders of the New Fund, receiving shares of such New Fund equal to the value of their holdings in the Fund. The Plan is subject to the approval of the Fund’s shareholders at a special meeting of shareholders anticipated to be held during the second quarter of 2010.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Global Dividend Growth Securities

/s/ Randy Takian
Randy Takian
Principal Executive Officer
February 18, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Randy Takian
Randy Takian
Principal Executive Officer
February 18, 2010

/s/ Francis Smith
Francis Smith
Principal Financial Officer
February 18, 2010